                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-22328

                  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN

PREMIUM TECHNOLOGY GROWTH FUND



--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND SEEKS GROWTH OF CAPITAL AND CURRENT INCOME.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

LETTER TO STOCKHOLDERS  --------------------------------------------------------

Dear Stockholders,

We are pleased to present the semiannual stockholder report for Seligman Premium Technology Growth Fund (the Fund). The report includes the Fund's investment results, portfolio of investment and financial statements as of June 30, 2010.

The Fund's common stock decreased 10.23% (excluding sales charge) based on net asset value and 5.18% based on market price, for the six months ended June 30, 2010. The Fund outperformed its benchmark, the S&P North American Technology Sector Index, which declined 10.39% during the same period.

During the six month period, the Fund paid two distributions, in accordance with its level rate distribution policy, that aggregated $0.93. Each distribution equaled a quarterly rate of 2.3125% (9.25% annualized) of the $20.00 offering price in the Fund's initial public offering in November 2009.

On April 30, 2010, Ameriprise Financial, Inc., the parent company of the Fund's investment manager, RiverSource Investments, LLC, acquired the long-term asset management business of Columbia Management Group, LLC. While the investment manager for the Fund will remain the same, its name has changed to Columbia Management Investment Advisers, LLC.

On behalf of the Board, we would like to thank you for your support of Seligman Premium Technology Growth Fund.

/s/ STEPHEN R. LEWIS, JR.
Stephen R. Lewis
Chairman of the Board

For more information, go online to Seligman.com (through September 26, 2010) and thereafter columbiamanagement.com; or call American Stock Transfer & Trust Company, LLC, the Fund's Stockholder Servicing Agent, at 800.937.5449. Customer Service Representatives are available to answer your questions Monday through Friday from 9 a.m. to 5 p.m. Eastern time.


--------------------------------------------------------------------------------
2  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    4

Portfolio of Investments...........    7

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   16

Notes to Financial Statements......   18

Proxy Voting.......................   38




--------------------------------------------------------------------------------
            SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Premium Technology Growth Fund (the Fund) common stock decreased
  10.23% (excluding sales charge) based on net asset value, and 5.18% based on market price, for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the S&P North American Technology Sector
  Index, which declined 10.39% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                         SINCE
                                                       INCEPTION
                                           6 MONTHS*  11/30/2009*
-----------------------------------------------------------------
Seligman Premium Technology Growth Fund
  Market Price                               -5.18%      -5.18%(a)
-----------------------------------------------------------------
  Net Asset Value:
-----------------------------------------------------------------
    Without sales charge                    -10.23%      -6.42%(b)
-----------------------------------------------------------------
    With sales charge                       -14.27%     -10.63%(b)
-----------------------------------------------------------------
S&P North America Technology Sector
  Index(1) (unmanaged)                      -10.39%      -6.12%
-----------------------------------------------------------------



*   Not annualized.
(a) Market price total return at inception is based on the initial offering price on Nov. 24, 2009, which was $20.00 per share.
(b) Net asset value total return at inception is from the opening of business on Nov. 30, 2009. The since-inception returns are calculated with and without the effect of the initial 4.50% maximum sales charge.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com.

Returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of distributions. Returns do not reflect the deduction of taxes that investors may pay on distributions or the sale of shares.

(1) The Standard & Poor's (S&P) North American Technology Sector Index is an unmanaged modified capitalization-weighted index based on a universe of technology-related stocks. The index reflects reinvestment of all distributions and changes in market prices. The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
4  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PRICE PER SHARE
--------------------------------------------------------------------------------


                                JUNE 30, 2010  MARCH 31, 2010  DEC. 31, 2009
----------------------------------------------------------------------------
Market price                        $18.10         $19.77          $20.00
----------------------------------------------------------------------------
Net asset value                      17.06          19.67           19.91
----------------------------------------------------------------------------


DISTRIBUTIONS PAID PER COMMON SHARE
--------------------------------------------------------------------------------


PAYABLE DATE                                     PER SHARE AMOUNT
-----------------------------------------------------------------
Jan. 27, 2010                                         $0.4625
-----------------------------------------------------------------
May 26, 2010                                          $0.4625
-----------------------------------------------------------------


The net asset value of the Fund's shares may not always correspond to the market price of such shares. Common stock of many closed-end funds frequently trade at a discount from their net asset value. The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over short or long periods, adversely affecting the value of an investment in the Fund.


--------------------------------------------------------------------------------
            SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      0.4%
------------------------------------------------
Health Care                                 5.3%
------------------------------------------------
Industrials                                 2.4%
------------------------------------------------
Information Technology                     88.5%
------------------------------------------------
Other(2)                                    3.4%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Synopsys, Inc.                              7.3%
------------------------------------------------
BMC Software, Inc.                          6.5%
------------------------------------------------
Apple, Inc.                                 6.4%
------------------------------------------------
Microsoft Corp.                             5.5%
------------------------------------------------
Check Point Software Technologies Ltd.      5.1%
------------------------------------------------
Amdocs Ltd.                                 4.8%
------------------------------------------------
Symantec Corp.                              4.6%
------------------------------------------------
Google, Inc., Class A                       3.9%
------------------------------------------------
Parametric Technology Corp.                 3.8%
------------------------------------------------
Cisco Systems, Inc.                         3.6%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.0%)
General Dynamics Corp.                                  86,400             $5,059,584
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.7%)
Gilead Sciences, Inc.                                   51,300(b)           1,758,564
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (6.2%)
Cisco Systems, Inc.                                    415,300(b,d)         8,850,043
QUALCOMM, Inc.                                         208,400              6,843,856
                                                                      ---------------
Total                                                                      15,693,899
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (10.1%)
Apple, Inc.                                             62,800(b,d)        15,796,084
EMC Corp.                                               76,600(b)           1,401,780
Hewlett-Packard Co.                                    167,800              7,262,384
NetApp, Inc.                                            38,700(b)           1,443,897
                                                                      ---------------
Total                                                                      25,904,145
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Sensata Technologies Holding NV                         64,502(b,c)         1,031,387
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Avnet, Inc.                                             78,400(b)           1,890,224
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Boston Scientific Corp.                                242,300(b)           1,405,340
St. Jude Medical, Inc.                                 117,700(b)           4,247,793
                                                                      ---------------
Total                                                                       5,653,133
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (7.4%)
Google, Inc., Class A                                   21,500(b)           9,566,425
Open Text Corp.                                        187,600(b,c)         7,042,504
VeriSign, Inc.                                          80,700(b)           2,142,585
                                                                      ---------------
Total                                                                      18,751,514
-------------------------------------------------------------------------------------

IT SERVICES (7.6%)
Amdocs Ltd.                                            436,600(b,c)        11,722,710
Cognizant Technology Solutions Corp., Class A           29,900(b)           1,496,794
IBM Corp.                                               38,100              4,704,588
Lender Processing Services, Inc.                        51,600              1,615,596
                                                                      ---------------
Total                                                                      19,539,688
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Life Technologies Corp.                                 62,400(b)           2,948,400
-------------------------------------------------------------------------------------

MEDIA (0.4%)
Virgin Media, Inc.                                      58,900                983,041
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.2%)
Xerox Corp.                                            375,600              3,019,824
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Abbott Laboratories                                     69,800              3,265,244
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (13.4%)
Amkor Technology, Inc.                                 603,388(b)           3,324,668
Analog Devices, Inc.                                   149,160              4,155,598
ASML Holding NV                                         63,400(c)           1,741,598
Avago Technologies Ltd.                                 17,200(b,c)           362,232
KLA-Tencor Corp.                                       129,400              3,607,672
Lam Research Corp.                                      32,800(b)           1,248,368
Marvell Technology Group Ltd.                          235,500(b,c)         3,711,480
Micron Technology, Inc.                                143,800(b)           1,220,862
National Semiconductor Corp.                           234,537              3,156,868
Novellus Systems, Inc.                                 272,500(b)           6,910,600
ON Semiconductor Corp.                                  89,200(b)             569,096
STMicroelectronics NV                                  108,400(c)             857,444
Verigy Ltd.                                            366,503(b,c)         3,184,911
                                                                      ---------------
Total                                                                      34,051,397
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOFTWARE (41.6%)
Activision Blizzard, Inc.                              247,100             $2,592,079
Adobe Systems, Inc.                                    103,800(b)           2,743,434
Aspen Technology, Inc.                                 187,100(b)           2,037,519
BMC Software, Inc.                                     458,500(b)          15,877,855
BroadSoft, Inc.                                         24,160(b)             206,568
Check Point Software Technologies Ltd.                 422,500(b,c)        12,455,300
JDA Software Group, Inc.                               224,400(b)           4,932,312
Mentor Graphics Corp.                                  489,452(b)           4,331,650
Micro Focus International PLC                           75,600(c)             474,877
Microsoft Corp.                                        589,000             13,552,890
Nuance Communications, Inc.                            470,900(b)           7,039,955
Oracle Corp.                                            60,600              1,300,476
Parametric Technology Corp.                            596,100(b)           9,340,887
Symantec Corp.                                         817,600(b)          11,348,288
Synopsys, Inc.                                         865,000(b)          18,052,550
                                                                      ---------------
Total                                                                     106,286,640
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $269,483,376)                                                     $245,836,684
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             8,555,597(e)          $8,555,597
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,555,597)                                                         $8,555,597
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $278,038,973)(f)                                                  $254,392,281
-------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES

OPEN OPTIONS CONTRACTS WRITTEN AT JUNE 30, 2010



                                    NUMBER OF  EXERCISE  PREMIUM   EXPIRATION
ISSUER                  PUTS/CALLS  CONTRACTS    PRICE   RECEIVED      DATE      VALUE(a)
-----------------------------------------------------------------------------------------
Apple, Inc.                Call         30      $290.00   $13,290    July 2010     $1,260
Cisco Systems, Inc.        Call        492        30.00    43,231    Jan. 2011      7,872
Cisco Systems, Inc.         Put        656        22.50    92,708    Jan. 2011    184,664
Hewlett-Packard Co.         Put        376        46.00    81,209    Aug. 2010    147,580
QUALCOMM, Inc.              Put         80        38.00    14,710    July 2010     41,800
QUALCOMM, Inc.              Put         82        37.00    11,720    July 2010     34,850
QUALCOMM, Inc.              Put         84        36.00     9,379    July 2010     27,930
QUALCOMM, Inc.              Put        259        35.00    26,182    July 2010     63,455
Research In Motion          Put         70        45.00    19,040    Jan. 2011     35,875
  Ltd.
Symantec Corp.              Put        993        14.00    91,738    Jan. 2011    153,915
-----------------------------------------------------------------------------------------
Total                                                                            $699,201
-----------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 16.70% of net assets.

(d) At June 30, 2010, securities valued at $1,803,042 were held to cover open call options written. See Note 3 and Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $278,039,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $5,727,000
     Unrealized depreciation                         (29,374,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(23,647,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
            SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
10  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                Fair value at June 30, 2010
                              ---------------------------------------------------------------
                                   Level 1          Level 2
                                quoted prices        other          Level 3
                                  in active       significant     significant
                                 markets for       observable    unobservable
DESCRIPTION(a)                identical assets     inputs(b)        inputs           Total
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Software                    $105,811,763        $474,877          $--        $106,286,640
    All Other Industries         139,550,044              --           --         139,550,044
---------------------------------------------------------------------------------------------
Total Equity Securities          245,361,807         474,877           --         245,836,684
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                        8,555,597              --           --           8,555,597
---------------------------------------------------------------------------------------------
Total Other                        8,555,597              --           --           8,555,597
---------------------------------------------------------------------------------------------
Investments in Securities        253,917,404         474,877           --         254,392,281
Other Financial
  Instruments(d)                     699,201              --           --             699,201
---------------------------------------------------------------------------------------------
Total                           $254,616,605        $474,877          $--        $255,091,482
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.937.5449.



--------------------------------------------------------------------------------
12  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $269,483,376)              $245,836,684
  Affiliated money market fund (identified cost $8,555,597)           8,555,597
-------------------------------------------------------------------------------
Total investments in securities (identified cost $278,038,973)      254,392,281
Cash                                                                      1,449
Dividends receivable                                                     86,255
Receivable for investment securities sold                             2,036,388
-------------------------------------------------------------------------------
Total assets                                                        256,516,373
-------------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received $403,207)        699,201
Payable for investment securities purchased                             262,021
Accrued investment management services fees                             244,362
Accrued administrative services fees                                     14,661
Accrued Stockholders' meeting fees                                       21,300
Other accrued expenses                                                  214,774
-------------------------------------------------------------------------------
Total liabilities                                                     1,456,319
-------------------------------------------------------------------------------
Net assets applicable to outstanding Common Stock                  $255,060,054
-------------------------------------------------------------------------------

REPRESENTED BY
Common Stock -- $.01 par value                                     $    149,498
Additional paid-in capital                                          284,580,182
Excess of distributions over net investment income                  (14,724,550)
Accumulated net realized gain (loss)                                  8,997,610
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (23,942,686)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding Common
  Stock                                                            $255,060,054
-------------------------------------------------------------------------------
Shares outstanding applicable to outstanding Common Stock            14,949,829
-------------------------------------------------------------------------------
Net asset value per share of outstanding Common Stock              $      17.06
-------------------------------------------------------------------------------
Market price per share of Common Stock                             $      18.10
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                               849,031
Income distributions from affiliated money market fund                    7,842
Foreign taxes withheld                                                     (597)
-------------------------------------------------------------------------------
Total income                                                            856,276
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,410,870
Stockholder account and registrar fees                                    5,052
Administrative services fees                                             84,650
Compensation of board members                                             4,553
Custodian fees                                                           11,545
Printing and postage                                                    123,985
Professional fees                                                        55,087
Stockholders' meeting fees                                               18,100
Other                                                                   117,213
-------------------------------------------------------------------------------
Total expenses                                                        1,831,055
-------------------------------------------------------------------------------
Investment income (loss) -- net                                        (974,779)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              12,865,076
  Foreign currency transactions                                          (4,285)
  Options contracts written                                          (6,159,942)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                               6,700,849
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (34,095,133)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (27,394,284)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(28,369,063)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED        YEAR ENDED
                                                                      JUNE 30, 2010  DEC. 31, 2009(a)
                                                                        (Unaudited)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $   (974,779)     $   (230,967)
Net realized gain (loss) on investments                                   6,700,849         2,295,217
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (34,095,133)       10,152,447
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (28,369,063)       12,216,697
-----------------------------------------------------------------------------------------------------
Distributions to Stockholders from:
  Net investment income                                                 (13,749,771)               --
-----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from issuance of shares(b) (545,000 shares and
  14,300,000 shares)                                                     10,387,700       272,558,000
Value of shares issued for distributions (99,579 and 0 shares)            1,916,216                --
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        12,303,916       272,558,000
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (29,814,918)      284,774,697
Net assets at beginning of period                                       284,874,972           100,275(c)
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                            $255,060,054      $284,874,972
-----------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                     $(14,724,550)     $         --
-----------------------------------------------------------------------------------------------------



(a) Period from Nov. 30, 2009 (commencement of investment operations) to Dec. 31, 2009.
(b) Offering costs of $21,800 and $572,000, incurred in connection with the initial offering, have been charged against the proceeds from issuance of shares for the periods ended June 30, 2010 and Dec. 31, 2009, respectively.
(c) Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) made an investment of initial capital of $100,275 on Oct. 14, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The Fund's financial highlights are presented below. Per share operating performance data is designed to allow investors to trace the operating performance, on a per Common share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per Common share amounts, using average Common shares outstanding during the period.

Total return measures the Fund's performance assuming that investors purchased Fund shares at market price or net asset value as of the beginning of the period, reinvested all their distributions, and then sold their shares at the closing market price or net asset value on the last day of the period. The computations do not reflect taxes or any sales commissions investors may incur in purchasing or selling Fund shares and taxes investors may incur on distributions or on the sale of Fund shares. Total returns are not annualized for periods of less than one year.



--------------------------------------------------------------------------------
16  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED        PERIOD ENDED
                                                     JUNE 30, 2010       DEC. 31, 2009(a)
                                                      (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $19.91               $19.10(b)
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (.07)                (.02)
Net gains (losses) (both realized and
 unrealized)                                              (1.81)                 .87
-----------------------------------------------------------------------------------------
Total from investment operations                          (1.88)                 .85
-----------------------------------------------------------------------------------------
Offering costs                                             (.04)                (.04)
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from net investment income                   (.93)                  --
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $17.06               $19.91
-----------------------------------------------------------------------------------------
Market price, end of period                              $18.10               $20.00
-----------------------------------------------------------------------------------------
TOTAL RETURN
-----------------------------------------------------------------------------------------
Based upon net asset value                              (10.23%)               4.24%
-----------------------------------------------------------------------------------------
Based upon market price                                  (5.18%)                .00%(c)
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                            1.30%(e)             1.22%(e)
-----------------------------------------------------------------------------------------
Net investment income (loss)                              (.69%)(e)            (.96%)(e)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $255                 $285
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     56%                   8%
-----------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Nov. 30, 2009 (commencement of investment operations) to Dec. 31, 2009.
(b) Net asset value, beginning of period, of $19.10 reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
(c) Based upon initial offering price of $20.00 per share.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Premium Technology Growth Fund, Inc. (the Fund) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the 1940 Act) as a non-diversified, closed-end management investment company. The Fund was incorporated under the laws of the State of Maryland on Sept. 3, 2009, and commenced investment operations on Nov. 30, 2009. The Fund had no investment operations prior to Nov. 30, 2009 other than those relating to organizational matters and the sale to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) of 5,250 common shares (Common Stock) at a cost of $100,275 on Oct. 14, 2009. As of Dec. 31, 2009, the Fund issued 14,300,000 shares of Common Stock, including 13,100,000 shares of Common Stock in its initial public offering and 1,200,000 shares of Common Stock purchased by the Fund's underwriters pursuant to an over-allotment option granted to the underwriters in connection with the initial public offering. On Jan. 13, 2010, the Fund's underwriters purchased an additional 545,000 shares of Common Stock pursuant to the over-allotment option, resulting in a total of 14,845,000 shares of Common Stock issued by the Fund in its initial public offering, including shares purchased by the underwriters pursuant to the over-allotment option. With this closing of this additional purchase of Common Stock, the Fund's total raise-up in its initial public offering was an aggregate of $296.9 million. The Fund has one billion authorized shares of Common Stock which trades on the New York Stock Exchange (NYSE) under the symbol "STK".

The Fund's investment objectives are to seek growth of capital and current income. Under normal market conditions, the Fund's investment program will consist primarily of (i) investing in a portfolio of equity securities of technology and technology-related companies that seeks to exceed the total return, before fees and expenses, of the S&P North American Technology Sector Index(R) and (ii) writing call options on the NASDAQ 100 Index(R), an unmanaged index that includes the largest and most active non-financial domestic and international companies listed on the Nasdaq Stock Market, or its exchange-traded fund equivalent (the NASDAQ 100) on a month-to-month basis, with an aggregate notional amount typically ranging from 25% to 90% of the underlying value of the Fund's holdings of Common Stock. The Fund expects to generate current income from premiums received from writing call options on the NASDAQ
100. The Fund may also buy or write other call and put options on securities, indices, ETFs and market baskets of securities to generate additional income or return or to provide the portfolio with downside protection as further described below in Note 3 to the financial statements - Investment in Derivatives.


--------------------------------------------------------------------------------
18  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The Fund currently has outstanding Common Stock. Each outstanding share of Common Stock entitles the holder thereof to one vote on all matters submitted to a vote of the Common Stockholders, including the election of directors. Because the Fund has no other classes or series of stock outstanding, Common Stock possesses exclusive voting power. All of the Fund's shares of Common Stock have equal dividend, liquidation, voting and other rights. The Fund's Common Stockholders have no preference, conversion, redemption, exchange, sinking fund, or appraisal rights and have no preemptive rights to subscribe for any of the Fund's securities.

Although the Fund has no current intention to do so, the Fund is authorized and reserves the flexibility to use leverage to increase its investments or for other management activities through the issuance of preferred shares (Preferred Stock) and/or borrowings. The costs of issuing Preferred Stock and/or a borrowing program would be borne by holders of Common Stock (Common Stockholders) and consequently would result in a reduction of net asset value of Common Stock.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day of the NYSE. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Fund's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of

--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61(st) day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their

--------------------------------------------------------------------------------
20  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its income taxable (which includes net short-term capital gains) to Common Stockholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS TO STOCKHOLDERS
Under its level rate distribution policy, the Fund intends to make quarterly distributions to Common Stockholders at a rate that reflects the past and projected performance of the Fund. The Fund expects to receive all or some of its current income and gains from the following sources: (i) dividends received by the Fund that are paid on the equity and equity-related securities in its portfolio; and (ii) capital gains (short-term and long-term) from option premiums and the sale of portfolio securities. Distributions would be made only after paying dividends on Preferred Stock, if any have been issued. It is possible that the Fund's distributions will at times exceed the earnings and profits of the Fund and therefore all or a portion of such distributions may constitute a return of capital as described below. A return of capital is a return of a portion of an investor's original investment. A return of capital is not taxable, but it reduces a Stockholder's tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the Stockholder of his or her shares. Distributions may vary, and the Fund's distribution rate will depend on a number of factors, including the net earnings on the Fund's portfolio investments and the rate at which such net earnings change as a result of changes in the timing of, and rates at which, the Fund receives income from the sources described above. The net investment income of the Fund consists of all income

--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

(other than net short-term and long-term capital gains) less all expenses of the Fund.

As portfolio and market conditions change, the rate of dividends on the Common Stock and the Fund's distribution policy could change. Over time, the Fund will distribute all of its net investment income and net short-term capital gains. In addition, at least annually, the Fund intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) or, alternatively, to retain all or a portion of the year's net capital gain and pay federal income tax on the retained gain. The 1940 Act currently limits the number of times the Fund may distribute long-term capital gains in any tax year (unless and until it receives an exemptive order), which may increase the variability of the Fund's distributions. The Board reserves the right to change the dividend policy from time to time.

Dividends and other distributions to Stockholders are recorded on ex-dividend dates.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENT IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. The Fund uses a rules-based call option writing strategy on the NASDAQ 100 on a month-to-month basis, with an aggregate notional amount typically ranging from 25% to 90% of the underlying value of the Fund's holdings of common stock (the Rules-based Option Strategy). In addition to the Rules-based Option Strategy, the Fund may write additional calls with aggregate notional amounts of up to 25% of the value of the Fund's holdings in common stocks (to a maximum of 90% when aggregated with the call options written pursuant to the Rules-based Option Strategy) when call premiums are attractive relative to the risk of the price of the NASDAQ 100. The Fund may also close (or buy back) a written call option if the Investment Manager believes that a substantial amount of the premium (typically, 70% or more) to be received by the Fund has been captured before exercise, potentially reducing the call position to 0% of total equity until additional calls are written.


--------------------------------------------------------------------------------
22  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The Fund may also seek to provide downside protection by purchasing puts on the NASDAQ 100 when premiums on these options are considered by the Investment Manager to be low and, therefore, attractive relative to the downside protection provided.

The Fund may also buy or write other call and put options on securities, indices, ETFs and market baskets of securities to generate additional income or return or to provide the portfolio with downside protection. In this regard, options may include writing "in-" or "out-of-the-money" put options or buying or selling options in connection with closing out positions prior to expiration of any options. However, the Fund does not intend to write "naked" call options on individual stocks (i.e., selling a call option on an individual security not owned by the Fund) other than in connection with implementing the options strategies with respect to the NASDAQ 100. The put and call options purchased, sold or written by the Fund may be exchange-listed or over-the-counter (OTC).

Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At June 30, 2010, the Fund had no outstanding forward foreign currency contracts.

OPTION TRANSACTIONS
Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or

--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. The maximum payout amount was $6,727,100 at June 30, 2010.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Options contracts
Equity contracts     N/A                      N/A     written, at value     $699,201
-------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
24  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------
                                     FORWARD
                                     FOREIGN
                                     CURRENCY
RISK EXPOSURE CATEGORY              CONTRACTS    OPTIONS       TOTAL
-----------------------------------------------------------------------------
Equity contracts                     $     --  $(6,159,942) $(6,159,942)
-----------------------------------------------------------------------------
Foreign exchange contracts            (10,620)          --  $   (10,620)
-----------------------------------------------------------------------------
Total                                $(10,620) $(6,159,942) $(6,170,562)
-----------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                  IN INCOME
----------------------------------------------------------------------------
                                      FORWARD
                                      FOREIGN
                                      CURRENCY
RISK EXPOSURE CATEGORY               CONTRACTS    OPTIONS      TOTAL
----------------------------------------------------------------------------
Equity contracts                        $--     $2,666,492  $2,666,492
----------------------------------------------------------------------------
Foreign exchange contracts               --             --  $       --
----------------------------------------------------------------------------
Total                                   $--     $2,666,492  $2,666,492
----------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010 the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for these contracts was $312,000 for the six months ended June 30, 2010.

OPTIONS
The gross notional amount of contracts outstanding was approximately $4.9 million at June 30, 2010. The monthly average gross notional amount for these contracts was $45.5 million for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement between the Investment Manager and the Fund (the Management Agreement), the Investment Manager determines on behalf of the Fund which securities will be purchased, held or sold. Under the Management Agreement, the Fund will pay the Investment Manager a management fee, payable on a monthly basis, at an annual rate equal to 1.00% of the Fund's average daily Managed Assets. "Managed Assets" means

--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

the net asset value of the Fund's outstanding Common Stock plus the liquidation preference of any issued and outstanding Preferred Stock of the Fund and the principal amount of any borrowings used for leverage.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to 0.06% of the Fund's average daily Managed Assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $151.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

ORGANIZATION EXPENSES AND OFFERING COSTS
The Investment Manager paid all organization expenses of the Fund.

With respect to the Fund's initial public offering, the Investment Manager paid all offering costs (other than sales load) that exceed $0.04 per share of Common Stock. The Fund paid offering costs of $21,800 and $572,000 from the proceeds of the initial public offering costs for the periods ended June 30, 2010 and Dec. 31, 2009, respectively. Offering costs paid by the Fund were charged as a reduction of paid-in capital at the completion of the Fund offering.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $153,561,108 and $167,856,725, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
26  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. DIVIDEND INVESTMENT PLAN AND STOCK REPURCHASE PROGRAM

The Fund, in connection with its Dividend Investment Plan (the Plan), issues shares of its own Common Stock, as needed, to satisfy Plan requirements. A total of 99,579 shares were issued to Plan participants during the six months ended June 30, 2010 for proceeds of $1,916,216, a weighted average discount of 0.82% from the market price of those shares.

Pursuant to the Plan, unless a Common Stockholder elects otherwise, all cash dividends, capital gains distributions, and other distributions are automatically reinvested in additional Common Stock. If you hold your shares in street name or other nominee (i.e., through a broker), you should contact them to determine their policy, as the broker firm's policy with respect to Fund distributions may be to default to a cash payment. Common Stockholders who elect not to participate in the Plan (including those whose intermediaries do not permit participation in the Plan by their customers) will receive all dividends and distributions payable in cash directly to the Common Stockholder of record (or, if the shares of Common Stock are held in street or other nominee name, then to such nominee). Common Stockholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains or other distributions in cash by sending written instructions to American Stock Transfer & Trust Company, LLC (AST), 59 Maiden Lane Plaza Level, New York, New York 10038. Participation in the Plan may be terminated or resumed at any time without penalty by written notice if received by AST, prior to the record date for the next distribution. Otherwise, such termination or resumption will be effective with respect to any subsequently declared distribution.

Under the Plan, Common Stockholders receive shares of Common Stock in lieu of cash distributions unless they have elected otherwise as described above. Common Stock will be issued in lieu of cash by the Fund from previously authorized but unissued Common Stock. If the market price of a share on the ex-dividend date of such a distribution is at or above the Fund's net asset value per share on such date, the number of shares to be issued by the Fund to each Common Stockholder receiving shares in lieu of cash distributions will be determined by dividing the amount of the cash distribution to which such Common Stockholder would be entitled by the greater of the net asset value per share on such date or 95% of the market price of a share on such date. If the market price of a share on such an ex-dividend date is below the net asset value per share, the number of shares to be issued to such Common Stockholders will be determined by dividing such amount by the per share market price. The issuance of Common Stock at less than net asset value per share will dilute the net asset value of all Common Stock outstanding at that time. Market price on any day means the closing price for the Common Stock at the close of regular

--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


trading on the NYSE on such day or, if such day is not a day on which the Common Stock trades, the closing price for the Common Stock at the close of regular trading on the immediately preceding day on which trading occurs.

The Fund, under its stock repurchase program, currently intends to make open market purchases of its Common Stock from time to time when the Fund's Common Stock is trading at a discount to its net asset value, in an amount approximately sufficient to offset the growth in the number of shares of Common Stock issued as a result of the reinvestment of the portion of its distributions to Common Stockholders that are attributable to distributions received by the Fund from its underlying portfolio investments less fund expenses. No shares were purchased in the open market during the six months ended June 30, 2010.

The Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such distribution. There are no service or brokerage charges to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable to the Fund by the participants. The Fund reserves the right to amend the Plan to provide for payment of brokerage fees by Plan participants in the event the Plan is changed to provide for open market purchases of Common Stock on behalf of Plan participants. All correspondence concerning the Plan should be directed to AST.

7. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended June 30, 2010, were as follows:

                                       CALLS                      PUTS
                              -----------------------  --------------------------
                              CONTRACTS    PREMIUMS    CONTRACTS   PREMIUMS
---------------------------------------------------------------------------------
Balance Dec. 31, 2009              933   $  2,586,498      236    $ 444,556
Opened                           5,161     13,469,220    3,954      582,522
Closed                          (5,202)   (14,889,942)    (605)    (521,364)
Exercised                           --             --     (374)     (96,930)
Expired                           (370)    (1,109,255)    (611)     (62,098)
---------------------------------------------------------------------------------
Balance June 30, 2010              522   $     56,521    2,600    $ 346,686
---------------------------------------------------------------------------------


8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment

--------------------------------------------------------------------------------
28  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $98,940,061 and $97,236,700, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, foreign currency transactions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Some of the Fund's investments and positions may be subject to special tax rules that may change the normal treatment of income, gains and losses recognized by the Fund (for example, the calls written by the Fund on the NASDAQ 100, investments in futures transactions or non-U.S. corporations classified as "passive foreign investment companies"). Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by the Fund, and may increase the amount of taxes payable by Common Stockholders.

For federal income tax purposes, the Fund had a capital loss carry-over of $603,951 at Dec. 31, 2009, that if not offset by capital gains will expire in 2017. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryover before it expires.

10. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment

--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

TECHNOLOGY AND TECHNOLOGY-RELATED INVESTMENT RISK
The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall rapidly in and out of favor with investors, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Fund. Finally, the Fund may be susceptible to factors affecting the technology and technology-related industries, and the Fund's net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

SMALL AND MID-CAP COMPANIES RISK
The Fund may invest all or a substantial portion of its assets in companies whose market capitalization is considered small- or mid-cap. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and

--------------------------------------------------------------------------------
30  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


price that the Fund would like. Smaller-company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks.

WRITING CALL OPTIONS RISK
A principal aspect of the Fund's investment strategy involves writing call options on the NASDAQ 100. This part of the Fund's strategy subjects the Fund to certain additional risks. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying index or security in relation to the exercise price of the option, the actual or perceived volatility of the underlying index or security and the time remaining until the expiration date.

The Fund intends to write call options on the NASDAQ 100; however, it does not intend to have a portfolio of securities that mirrors the securities in the NASDAQ 100. As a result, during a period when the Fund has outstanding call options written on the NASDAQ 100, the NASDAQ 100 may appreciate to a greater extent than the securities in the Fund's portfolio. If the call options are exercised in these circumstances, the Fund's loss on the options will be greater because it will be paying the option holder not only an amount effectively representing appreciation on securities in its own portfolio but also an amount representing the greater appreciation experienced by the securities in the NASDAQ 100 that the Fund does not own. If, at a time these call options may be exercised, the securities underlying these options have market values above the exercise price, then these call options will be exercised and the Fund will be obligated to deliver to the option holder either the securities underlying these options or to deliver the cash value of those securities, in exchange for which the option holder will pay the Fund the exercise price. In either case, the Fund will incur losses to the extent the market value of the underlying securities exceed the sum of the premium the Fund received from writing the call options and the exercise price of the call options, which loss may be very substantial.

To the extent all or part of the Fund's call options are covered, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the option

--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


premium received and the exercise price of the call, but has retained the risk of loss should the price of the underlying security decline below the exercise price minus the option premium received. The writer of an exchange-listed option on a security has no control over when during the exercise period of the option (which may be a single day or multiple days) it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it would be obligated to deliver the underlying security at the exercise price. Thus, the writing of call options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values and will limit the amount of appreciation the Fund can realize above the exercise price of an option.

The Fund may be required to sell investments from its portfolio to effect cash settlement (or transfer ownership of a stock or other instrument to physically settle) on any written call options that are exercised. Such sales (or transfers) may occur at inopportune times, and the Fund may incur transaction costs that increase the expenses borne by Common Stockholders. The Fund may sell written call options over an exchange or in the OTC market. The options in the OTC markets may not be as liquid as exchange-listed options. The Fund may be limited in the number of counterparties willing to take positions opposite the Fund or may find the terms of such counterparties to be less favorable than the terms available for listed options. The Fund cannot guarantee that its options strategies will be effective. Moreover, OTC options may provide less favorable tax treatment than listed options.

The value of options may be adversely affected if the market for such options becomes less liquid or smaller. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, in the case of a call option written, by buying the option back. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (OCC) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange

--------------------------------------------------------------------------------
32  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



would continue to be exercisable in accordance with their terms. The Fund's ability to terminate OTC options will be more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, changes in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund's capital appreciation potential on the underlying security.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Manager. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

OPTIONS RISK
The Fund intends to engage in transactions in options on securities, indices, exchange-traded funds and market baskets of securities on exchanges and in the OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the

--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk.

In addition to writing call options as described above, the Fund may purchase put options. By buying a put option, the Fund will pay a premium to acquire a right to sell the securities or instruments underlying the put at the exercise price of the option. The Fund will lose money if the securities or instruments underlying the option do not decline in value below the exercise price of the option by an amount sufficient to offset the premium paid to acquire the option. To the extent the Fund purchases put options in the OTC market, the Fund will be subject to the credit risk of the seller of the option. The Fund also may write put options on the types of securities or instruments that may be held by the Fund, provided that such put options are secured by segregated, liquid instruments. The Fund will receive a premium for writing a put option, which increases the Fund's return. In exchange for the premium received, the Fund has the obligation to buy the securities or instruments underlying the option at an agreed-upon exercise price if the securities or instruments decrease below the exercise price of the option. The Fund will lose money if the securities or instruments decrease in value so that the amount the Fund is obligated to pay the counterparty to the option to purchase the securities underlying the option upon exercise of the option exceeds the value of those securities by an amount that is greater than the premium received by the Fund for writing the option.

The Fund may purchase call options on any of the types of securities or instruments in which it may invest. In exchange for paying the option premium, a purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying security or instrument at the exercise price. The Fund will lose money if the securities or instruments underlying the option do not appreciate in value in an amount sufficient to offset the premium paid by the Fund to acquire the option.

FOREIGN SECURITIES RISK
The Fund may invest up to 25% of its Managed Assets in securities of companies organized outside the United States. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Generally, there is less publicly available information about foreign companies due to less rigorous

--------------------------------------------------------------------------------
34  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


disclosure or accounting standards and regulatory practices. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in foreign securities.

The Fund may invest in securities of issuers located or doing substantial business in "emerging markets" (lesser developed countries). Because of the less developed markets and economics and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets. These risks include a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statement.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In

--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending

--------------------------------------------------------------------------------
36  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
           SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT  37

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the Board-adopted procedures. For a copy of these procedures, contact American Stock Transfer & Trust Company at 800.937.5449; visit seligman.com*; or contact your financial intermediary. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
38  SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND -- 2010 SEMIANNUAL REPORT

SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474




                                You should consider the investment objectives, risks,
                                charges and expenses of the Fund carefully before investing.
                                You can obtain the Fund's most recent periodic reports and other regulatory filings by contacting your financial
                                advisor or American Stock Transfer & Trust Company at
                                800.937.5449. These reports and other filings can also be
                                found on the Securities and Exchange Commission's EDGAR
                                Database. You should read these reports and other filings
                                carefully before investing.
(COLUMBIA MANAGEMENT LOGO)      (C)2010 Columbia Management Investment Advisers, LLC              SL-9949 C (8/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. None.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

         (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Premium Technology Growth Fund, Inc.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date September 7, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 7, 2010